Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Statement of comprehensive income [abstract]
Net income	$ 6,024	$ 5,414	$ 17,318	$ 14,935
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	156	220	356	190
Provision for credit losses recognized in income	(1)	(2)	1	(4)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(27)	(22)	(169)	(113)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	128	196	188	73
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	3,009	369	415	(258)
Net foreign currency translation gains (losses) from hedging activities	(1,316)	(152)	(142)	155
Reclassification of losses (gains) on foreign currency translation to income	(1)		(8)	(13)
Foreign currency translation adjustments	1,692	217	265	(116)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	545	(322)	64	248
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(273)	(146)	(456)	(482)
Net change in cash flow hedges	272	(468)	(392)	(234)
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 8)	260	278	512	327
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(56)	(576)	87	(613)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	72	30	114	68
Total items that will not be reclassified subsequently to income	276	(268)	713	(218)
Total other comprehensive income (loss), net of taxes	2,368	(323)	774	(495)
Total comprehensive income (loss)	8,392	5,091	18,092	14,440
Total comprehensive income attributable to:
Shareholders	8,388	5,092	18,087	14,435
Non-controlling interests	4	(1)	5	5
Total comprehensive income (loss)	8,392	5,091	18,092	14,440
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	42	56	78	149
Provision for credit losses recognized in income	0	(1)		(1)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(4)	(2)	(30)	(30)
Unrealized foreign currency translation gains (losses)	26	1	4	(6)
Net foreign currency translation gains (losses) from hedging activities	(502)	(56)	(66)	57
Reclassification of losses (gains) on foreign currency translation to income	0
Net gains (losses) on derivatives designated as cash flow hedges	213	(118)	40	98
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(104)	(56)	(174)	(184)
Remeasurement gains (losses) on employee benefit plans	100	105	197	124
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(16)	(220)	43	(234)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	26	11	43	25
Total income tax expenses (recoveries)	$ (219)	$ (280)	$ 135	$ (2)